Equity (Details) - Schedule of Amounts Managed as Capital - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Amounts Managed as Capital [Abstract]
Non- current borrowings	$ (1,011,746)	$ (331,934)
Current borrowings	(1,728,190)	(3,889,131)
Cash and cash equivalents	246,377	311,810
Net debt	2,493,559	3,909,255
Total equity	$ 15,979,125	$ 10,744,528
Net debt to equity ratio	15.61%	36.38%